PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of summarized consolidated statement of comprehensive income [line items]
Turnover	¥ 2,966,193	¥ 2,891,179	¥ 2,360,193
Net income	72,033	78,897	70,418
Total comprehensive income	77,613	72,273	66,042
Comprehensive income attributable to non-controlling interests	14,733	18,273	18,279
Marketing Company
Disclosure of summarized consolidated statement of comprehensive income [line items]
Turnover	1,427,705	1,443,698	1,221,530
Net income	22,992	22,046	27,520
Total comprehensive income	23,362	22,589	26,986
Comprehensive income attributable to non-controlling interests	8,289	7,794	9,033
Dividends paid to non-controlling interests	4,830	3,964	9,544
SIPL
Disclosure of summarized consolidated statement of comprehensive income [line items]
Turnover	3,282	5,037	6,136
Net income	2,831	3,272	1,075
Total comprehensive income	2,693	4,536	396
Comprehensive income attributable to non-controlling interests	1,651	2,737	(38)
Dividends paid to non-controlling interests	10,926
Shanghai Petrochemical
Disclosure of summarized consolidated statement of comprehensive income [line items]
Turnover	100,270	107,689	91,962
Net income	2,227	5,336	6,154
Total comprehensive income	2,235	5,336	6,153
Comprehensive income attributable to non-controlling interests	1,113	2,645	3,052
Dividends paid to non-controlling interests	1,344	1,616	1,344
Fujian Petrochemical
Disclosure of summarized consolidated statement of comprehensive income [line items]
Turnover	5,535	5,261	6,068
Net income	477	1,576	2,726
Total comprehensive income	477	1,576	2,726
Comprehensive income attributable to non-controlling interests	238	788	1,363
Dividends paid to non-controlling interests	650	600	625
Sinopec Kantons
Disclosure of summarized consolidated statement of comprehensive income [line items]
Turnover	1,274	1,398	1,498
Net income	1,131	1,065	1,046
Total comprehensive income	1,140	1,067	1,146
Comprehensive income attributable to non-controlling interests	433	399	433
Dividends paid to non-controlling interests	159	104	70
Shanghai SECCO
Disclosure of summarized consolidated statement of comprehensive income [line items]
Turnover	28,341	26,320	5,222
Net income	3,137	3,099	726
Total comprehensive income	3,137	3,099	726
Comprehensive income attributable to non-controlling interests	1,016	1,004	235
Dividends paid to non-controlling interests	822	1,191
Zhonghan Wuhan ("Sinopec-SK ")
Disclosure of summarized consolidated statement of comprehensive income [line items]
Turnover	31,016	17,134	16,139
Net income	701	1,879	2,730
Total comprehensive income	701	1,879	2,730
Comprehensive income attributable to non-controlling interests	¥ 245	¥ 658	¥ 956